CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred tax expense and current income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense
Current tax expense	$ (47,139)	$ 3,602	$ (72,999)
Adjustment to previous period’s current tax	(460)	199	352
Total current tax expense, net	(47,599)	3,801	(72,647)
Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(521,336)	546,387	126,344
Total deferred tax expense, net	(521,336)	546,387	126,344
Income/(loss) tax expense	$ (568,935)	$ 550,188	$ 53,697